COLUMBIA GLOBAL EQUITY FUND
                                         (the "Fund")
                      Supplement to Prospectuses dated August 1, 2005 and
                to the Statement of Additional Information dated August 1, 2005

         Effective October 10, 2005, Columbia Global Equity Fund will change its name to Columbia World Equity Fund; accordingly, all references throughout the prospectuses and Statement of Additional Information are changed as appropriate.


SUP-47/91044-0905                                               October 5, 2005



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                                COLUMBIA QUALITY PLUS BOND FUND
                                         (the "Fund")
                    Supplement to Prospectuses dated September 1, 2005 and
             to the Statement of Additional Information dated September 1, 2005

         Effective October 10, 2005, Columbia Quality Plus Bond Fund will change its name to Columbia Core Bond Fund; accordingly, all references throughout the prospectuses and Statement of Additional Information are changed as appropriate.


SUP-47/91047-0905                                               October 5, 2005